Notes to the Balance Sheet - Summary of Other Comprehensive Income Reserve (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Reserve of exchange differences on translation	€ 52,785,077	€ 2,238,905
Reserve of change in value of time value of options	€ (27,486)	€ (27,486)